Stock compensation - Options (Details) - Stock Options - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022
Stock compensation
Number of shares reserved for issuance as equity-based awards	3,000
Vesting period	4 years
Stock options
Granted, Stock options		2,524
Forfeited, Stock options		(193)
Stock options outstanding, at end of period		2,331
Weighted-Average Per share Exercise Price
Granted, exercise price		$ 1,049.60
Forfeited, exercise price		1,049.60
Exercise price, at end of period		$ 1,049.60
Aggregate intrinsic value of stock options outstanding		$ 7,460,132
Stock compensation expense		195,830
Unrecognized stock compensation expense		$ 608,826
Period for recognition		3 years
Estimated fair value of the stock options
Risk-free interest rate		1.82%
Expected volatility		35.00%
Expected life (in years)		6 years 3 months
Fair value		$ 394.7